Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
INTEREST INCOME
Federal funds sold and interest-bearing deposits	$ 72	$ 61
Federal Home Loan Bank stock	189	183
Securities:
Taxable	2,823	3,537
Tax-exempt	473	454
Total securities	3,296	3,991
Loans:
SBA loans	3,430	4,665
SBA 504 loans	2,645	3,482
Commercial loans	16,982	17,492
Residential mortgage loans	6,445	7,107
Consumer loans	2,144	2,542
Total loans	31,646	35,288
Total interest income	35,203	39,523
INTEREST EXPENSE
Interest-bearing demand deposits	486	571
Savings deposits	1,185	2,202
Time deposits	2,796	4,067
Borrowed funds and subordinated debentures	3,307	3,711
Total interest expense	7,774	10,551
Net interest income	27,429	28,972
Provision for loan losses	4,000	6,800
Net interest income after provision for loan losses	23,429	22,172
NONINTEREST INCOME
Branch fee income	1,528	1,445
Service and loan fee income	1,252	1,034
Gain on sale of SBA loans held for sale, net	688	962
Gain on sale of mortgage loans, net	2,274	951
BOLI income	296	295
Net security gains	573	303
Other income	727	671
Total noninterest income	7,338	5,661
NONINTEREST EXPENSE
Compensation and benefits	12,560	11,781
Occupancy	2,722	2,781
Processing and communications	2,180	2,104
Furniture and equipment	1,480	1,527
Professional services	789	817
Loan collection costs	682	979
OREO expenses	483	1,229
Deposit insurance	664	775
Advertising	839	727
Other expenses	1,898	1,798
Total noninterest expense	24,297	24,518
Income before provision for income taxes	6,470	3,315
Provision for income taxes	2,226	769
Net income	4,244	2,546
Preferred stock dividends and discount accretion	1,602	1,558
Income available to common shareholders	$ 2,642	$ 988
Net income per common share
Basic	$ 0.35	$ 0.13
Diluted	$ 0.34	$ 0.13
Weighted average common shares outstanding:
Basic	7,477	7,333
Diluted	7,794	7,735